Current account with online investors and borrowers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current Account With Online Investors And Borrowers [Abstract]
Investor deposits	¥ 1,461,080	$ 212,505	¥ 1,097,259
Undrawn borrower funds and deposits	544,525	79,198	786,187
Total	¥ 2,005,605	$ 291,703	¥ 1,883,446